Other Financial Assets	12 Months Ended
Dec. 31, 2025
Textblock 1 [Abstract]
Other Financial Assets
6.
Other Financial Assets

Details of other financial assets as of December 31, 2024 and 2025 are as follows:

(In millions of won)	December 31, 2024		December 31, 2025
Current assets
Financial assets at fair value through profit or loss
Derivatives (*1)	~~W~~	186,676	62,740
Fair value hedging derivatives
Derivatives (*2)	~~W~~	99,116	—
Financial assets at amortized cost
Deposits	~~W~~	10,429	8,851
Short-term loans		26,098	13,318
Subtotal	~~W~~	36,527	22,169
Other financial assets
Lease receivables	~~W~~	6,302	4,616
Total	~~W~~	328,621	89,525

Non-current assets
Financial assets at fair value through profit or loss
Equity instruments	~~W~~	120,501	124,316
Convertible securities		1,470	—
Derivatives (*1)		69,575	69,247
Subtotal	~~W~~	191,546	193,563
Fair value hedging derivatives
Derivatives (*2)	~~W~~	19,982	—
Financial assets at amortized cost
Deposits	~~W~~	6,318	5,698
Long-term loans		11,045	—
Subtotal	~~W~~	17,363	5,698
Other financial assets
Lease receivables	~~W~~	3,761	2,790
Total	~~W~~	232,652	202,051

(*1) The derivatives, which are not designated as hedging instruments, arise from cross-currency interest rate swap contracts and others for the purpose of managing currency and interest rate risks associated with foreign currency denominated borrowings and bonds.

(*2) The derivatives, which are designated as hedging instruments, arise from forward exchange contracts for the purpose of managing currency risk associated with advances received in foreign currency.